Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

4. SEGMENT INFORMATION

The Company reports under two operating segments: GEO and LEO. Transactions that do not belong to a particular operating segment, such as certain corporate entities, are reported within “Other”.

The Company’s Chief Operating Decision Maker (“CODM”), is the Company’s Chief Executive Officer, who is provided with information to review the operating results, assess performance of the operations and make capital allocation decisions at the operating segment level comprising GEO and LEO.

Service Revenue

The Company derives revenue from the following services:

Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.

Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.

Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net income (loss) as well as the capital expenditures by operating segment are included in the following tables:

Six months ended June 30, 2026	GEO	LEO	Other(3)	Consolidated
Broadcast	$71,604	$—	$—	$71,604
Enterprise	89,709	65	—	89,774
Consulting and other	2,435	2,740	—	5,175
Revenue	163,748	2,805	—	166,553
Operating expenses, net of share-based compensation and non-recurring items(1)	(65,470)	(40,106)	(3,743)	(109,319)
Adjusted EBITDA(1)	$98,278	$(37,301)	$(3,743)	$57,234
Share-based compensation				(6,939)
Non-recurring items(2)				(806)
Depreciation				(44,194)
Amortization				(17,340)
Other operating gains (losses), net				(82,054)
Operating income				(94,099)
Interest expense				(100,404)
Interest and other income				6,013
Gain (loss) on change in fair value of financial instruments				(487,746)
Gain (loss) on foreign exchange				(37,206)
Income (loss) before income taxes				(713,442)
Tax (expense) recovery				3,943
Net income (loss)				$(709,499)
Capital expenditures	$2,183	$296,926	$—	$299,109
Three months ended June 30, 2026	GEO	LEO	Other(3)	Consolidated
Broadcast	$35,894	$—	$—	$35,894
Enterprise	40,873	—	—	40,873
Consulting and other	1,353	1,373	—	2,726
Revenue	78,120	1,373	—	79,493
Operating expenses, net of share-based compensation and non-recurring items(1)	(35,064)	(20,401)	(1,935)	(57,400)
Adjusted EBITDA(1)	$43,056	$(19,028)	$(1,935)	$22,093
Share-based compensation				(3,810)
Non-recurring items(2)				(518)
Depreciation				(22,064)
Amortization				(8,729)
Other operating gains (losses), net				293
Operating income				(12,735)
Interest expense				(50,446)
Interest and other income				1,864
Three months ended June 30, 2026	GEO	LEO	Other(3)	Consolidated
Gain (loss) on change in fair value of financial instruments				(471,925)
Gain (loss) on foreign exchange				(19,900)
Income (loss) before income taxes				(553,142)
Tax (expense) recovery				(5,408)
Net income (loss)				$(558,550)
Capital expenditures	$1,537	$144,951	$—	$146,488
Six months ended June 30, 2025	GEO	LEO	Other(3)	Consolidated
Broadcast	$106,282	$—	$—	$106,282
Enterprise	109,433	—	—	109,433
Consulting and other	5,165	1,975	—	7,140
Revenue	220,880	1,975	—	222,855
Operating expenses, net of share-based compensation and non-recurring items(1)	(60,588)	(34,252)	(1,944)	(96,784)
Adjusted EBITDA(1)	$160,292	$(32,277)	$(1,944)	$126,071
Share-based compensation				(5,592)
Non-recurring items(2)				(1,222)
Depreciation				(51,823)
Amortization				(22,538)
Other operating gains (losses), net				3,819
Operating income				48,715
Interest expense				(110,295)
Interest and other income				13,042
Gain on repurchase of debt				6,896
Gain (loss) on change in fair value of financial instruments				(46,660)
Gain (loss) on foreign exchange				117,090
Income (loss) before income taxes				28,788
Tax (expense) recovery				(4,716)
Net income (loss)				$24,072
Capital expenditures	$2,259	$382,511	$—	$384,770
Three months ended June 30, 2025	GEO	LEO	Other(3)	Consolidated
Broadcast	$51,226	$—	$—	$51,226
Enterprise	52,590	—	—	52,590
Consulting and other	1,931	359	—	2,290
Revenue	105,747	359	—	106,106
Operating expenses, net of share-based compensation and non-recurring items(1)	(30,928)	(15,774)	(740)	(47,442)
Adjusted EBITDA(1)	$74,819	$(15,415)	$(740)	$58,664
Share-based compensation				(2,351)
Non-recurring items(2)				(763)
Depreciation				(25,914)
Three months ended June 30, 2025	GEO	LEO	Other(3)	Consolidated
Amortization				(11,639)
Other operating gains (losses), net				(131)
Operating income				17,866
Interest expense				(53,631)
Interest and other income				6,834
Gain on repurchase of debt				6,896
Gain (loss) on change in fair value of financial instruments				(13,248)
Gain (loss) on foreign exchange				114,610
Income (loss) before income taxes				79,327
Tax (expense) recovery				(3,798)
Net income (loss)				$75,529
Capital expenditures	$1,851	$204,391	$—	$206,242

____________

(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring payments include severance payments and special compensation and benefits.

(3)      Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.

Equipment sales

Equipment sales included within the various services were as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
GEO	$151	$204	$3,887	$1,352
LEO	—	—	65	—
Revenue	$151	$204	$3,952	$1,352

All equipment sales were from Enterprise services.

Geographic Information

Revenue by geographic region was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Canada	$39,277	$56,247	$84,309	$114,787
United States	27,138	32,229	55,609	70,808
Latin America & Caribbean	5,560	7,573	11,382	15,123
Europe, Middle East & Africa	5,648	7,091	11,374	14,681
Asia & Australia	1,870	2,966	3,879	7,456
Revenue	$79,493	$106,106	$166,553	$222,855

For the three and six months ended June 30, 2026 and 2025, all revenue from the LEO segment was from the United States geographic region.

The satellites and intangible assets have been classified based on ownership. Satellites, property and other equipment, and intangible assets by geographic region were allocated as follows:

As at,	June 30, 2026	December 31, 2025
Canada	$2,819,038	$2,464,818
United Kingdom	226,867	238,478
United States	11,823	12,276
Europe, Middle East & Africa (Excluding UK)	6,850	—
All others	3,144	1,136
Satellites, property and other equipment	$3,067,722	$2,716,708
As at,	June 30, 2026	December 31, 2025
Canada	$416,164	$428,909
Latin America & Caribbean	7,928	7,943
United States	4,785	5,426
Intangible assets	$428,877	$442,278

Other long-term assets by geographic region were allocated as follows:

As at,	June 30, 2026	December 31, 2025
Canada	$298,083	$343,059
United States	26,479	25,598
Other long-term assets	$324,562	$368,657

Goodwill was not allocated to geographic regions.

Major Customers

For the three and six months ended June 30, 2026 and 2025, revenue from two significant customers, each representing more than 10% of consolidated revenue, totaled $38.8 million and $75.7 million, respectively (June 30, 2025 — $52.5 million and $109.2 million).